Debt - 6.00% Senior Convertible Notes due 2020 (Details) - AV Homes Inc [Member] - USD ($) $ in Millions	Sep. 23, 2015	Sep. 17, 2015	Oct. 02, 2018	Jun. 30, 2018	Dec. 31, 2017	May 18, 2017
Debt
Stated interest rate (percent)			6.00%
6.00% Senior Convertible Notes Due 2020
Debt
Stated interest rate (percent)			6.00%	6.00%	6.00%
7.50% Exchange Notes and 7.50% Notes
Debt
Stated interest rate (percent)	7.50%
7.50% Senior Exchange Convertible Notes
Debt
Stated interest rate (percent)	7.50%
TPG Aviator, L.P.
Debt
Ownership percentage (percent)		43.80%
Senior Notes
Debt
Stated interest rate (percent)						101.00%
Senior Notes | 6.00% Senior Convertible Notes Due 2020
Debt
Stated interest rate (percent)	6.00%	6.00%			6.00%
Aggregate principal amount	$ 80.0
Senior Notes | TPG Aviator, L.P. | 6.00% Senior Convertible Notes Due 2020
Debt
Cash paid for interest	$ 1.5
Aggregate principal amount		$ 20.0
Proceeds from notes		$ 20.0